ProFund VP International Investment Objectives and Goals - ProFund VP International	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ProFund VP International
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProFund VP International (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Index (the “Index”).The Fund determines its success in meeting this investment objective by comparing its daily return on a given day with the daily performance of MSCI EAFE futures contracts traded in the United States.